Applicable laws and regulations (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash [abstract]
Ordinary capital	$ 912,164	$ 890,106
Non-risk weighted asset	$ 6,479,416	$ 7,323,187
Leverage Ratio	14.08%	12.15%